Fair Value Measurements - Summary of Information About Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 402,674,662	$ 402,578,522
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in Trust Account	402,674,662	402,578,522
Liabilities:
Derivative warrant liabilities		27,504,170
Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities		14,070,000
Public Warrants [Member] | Derivative [Member] | Quoted Prices in Active Markets (Level 1)
Liabilities:
Derivative liabilities	24,820,830	27,504,170
Private Placement Warrants [Member] | Derivative [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	12,931,000	14,070,000
Forward Purchase Agreements [Member] | Derivative [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities	$ 3,500,000	8,100,000
Forward Purchase Agreements [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Deriviative liabilities - Forward purchase agreements		$ 8,100,000